Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of foreign currency translation and transactions
	December 31, 2021	December 31, 2020
Balance sheet items, except for equity accounts	6.3726	6.5250

	For the Years Ended December 31,
	2021	2020	2019
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.4508	6.9042	6.9088

Schedule of property and equipment estimated useful lives
Electronic equipment	3 years
Vehicles	3 - 4 years
Office equipment	5 years
Leasehold improvements	5 years
Building	20 years

Schedule of intangible assets estimated useful lives using the straight-line method
Customer relationship	3 years
License	10 years
Non-Compete Agreements	4 years
Credit rating system	10 years

Schedule of financial guarantee services
	December 31, 2021	December 31, 2020
Guarantee	$47,020,055	$51,318,310

Schedule of management consulting services
	For the Years Ended December 31,
	2021	2020	2019
Management and assessment services	$440,254	$19,676	$135,938
Consulting services for financial guarantee customers	-	-	9,503
Consulting services relating to debt collection	206,792	2,108,477	493,779
Industrial operation services	146,245	-	-
	$793,291	$2,128,153	$639,220

Schedule of total revenue
	For the years ended, December 31,
	2021	2020
Customer A	25.9%	57.4%
Customer B	23.4%	5.9%

	As of December 31,
	2021	2020
Customer A	52.5%	58.2%
Customer B	17.0%	6.5%